Employee retirement benefits and severance payment allowance (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Employee Retirement Benefits And Severance Payment Allowance Details Narrative
Contributions to mandatory Hong Kong retirement plan	$ 255	$ 267	$ 293
Mandatory severance pay allowance	$ 396	$ 297	$ 317